Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 417,920	$ 57,255	¥ 320,489
Restricted cash	322	44
Short-term investments	0		58,128
Accounts receivable, net (Credit losses of RMB 2,201 and RMB1,758 as of December 31, 2023 and 2024, respectively)	19,386	2,656	32,790
Amounts due from related parties	2,000	274
Prepaid expenses and other current assets, net (Credit losses of RMB 373 and nil as of December 31, 2023 and 2024, respectively)	35,791	4,903	12,028
Total current assets	475,419	65,132	423,435
Non-current assets:
Property, equipment and software, net	15,175	2,079	23,402
Intangible assets, net	7,069	968	12,720
Goodwill	163,837	22,446	164,113
Long-term investments	114,432	15,677	126,341
Operating lease right-of-use assets, net	25,655	3,515	34,997
Other non-current assets	20,349	2,788	22,265
Long-term bank deposits			117,573
Total non-current assets	346,517	47,473	501,411
Total assets	821,936	112,605	924,846
Current liabilities
Accounts payable (including accounts payables of the consolidated VIEs without recourse to the Company of RMB 17,855 and RMB 6,188 as of December 31, 2023 and 2024, respectively)	7,389	1,013	17,855
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Company of nil and RMB 2,452 as of December 31, 2023 and 2024, respectively)	2,452	336
Short-term borrowings (including short-term borrowing of the consolidated VIEs without recourse to the Company of RMB 46,800 and RMB 163,000 as of December 31, 2023 and 2024, respectively)	163,000	22,331	46,800
Deferred revenue, current (including deferred revenue, current of the consolidated VIEs without recourse to the Company of RMB 188,485 and RMB 125,428 as of December 31, 2023 and 2024, respectively)	125,428	17,184	188,485
Acquisition consideration payable (including acquisition consideration payable of the consolidated VIEs without recourse to the Company of RMB 5,792 and RMB 5,792 as of December 31, 2023 and 2024, respectively)	14,775	2,024	14,775
Other payable and accrued liabilities (including other payable and accrued liabilities of the consolidated VIEs without recourse to the Company of RMB 40,025 and RMB 17,451 as of December 31, 2023 and 2024, respectively)	72,028	9,867	89,937
Derivative liabilities (including derivative liabilities of the consolidated VIEs without recourse to the Company of nil and nil as of December 31, 2023 and 2024, respectively)			100,279
Operating lease liabilities, current (including operating lease liabilities, current of the consolidated VIEs without recourse to the Company of RMB 12,778 and RMB 8,920 as of December 31, 2023 and 2024, respectively)	8,966	1,228	15,818
Total current liabilities	394,038	53,983	473,949
Non-current liabilities
Long-term borrowings (including long-term borrowings of the consolidated VIEs without recourse to the Company of RMB 219,000 and RMB125,500 as of December 31, 2023 and 2024, respectively)	125,500	17,193	219,000
Operating lease liabilities, non-current (including operating lease liabilities, non-current of the consolidated VIEs without recourse to the Company of RMB 20,257 and RMB 17,439 as of December 31, 2023 and 2024, respectively)	17,458	2,392	20,257
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated VIEs without recourse to the Company of RMB 58,952 and RMB 57,710 as of December 31, 2023 and 2024, respectively)	57,710	7,906	58,952
Total non-current liabilities	200,668	27,491	298,209
Total liabilities	594,706	81,474	772,158
Commitments and contingencies (Note 21)
Mezzanine equity
Mezzanine equity			3,563,681
Shareholders' (deficit)/equity
Ordinary shares			33
Additional paid-in capital	3,489,553	478,067	16,671
Statutory reserve			4,322
Accumulated other comprehensive income	25,096	3,438	23,775
Accumulated deficit	(3,287,548)	(450,392)	(3,490,681)
Total YXT.COM Group Holding Limited shareholders' (deficit)/equity	227,230	31,131	(3,445,880)
Non-controlling interests			34,887
Total shareholders' (deficit)/equity	227,230	31,131	(3,410,993)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	821,936	112,605	924,846
Series A convertible redeemable preferred shares [Member]
Mezzanine equity
Mezzanine equity			408,139
Series B convertible redeemable preferred shares [Member]
Mezzanine equity
Mezzanine equity			199,518
Series C convertible redeemable preferred shares [Member]
Mezzanine equity
Mezzanine equity			493,788
Series D convertible redeemable preferred shares [Member]
Mezzanine equity
Mezzanine equity			1,059,434
Series E convertible redeemable preferred shares [Member]
Mezzanine equity
Mezzanine equity			¥ 1,402,802
Class A ordinary shares [Member]
Shareholders' (deficit)/equity
Ordinary shares	118	16
Class B ordinary shares [Member]
Shareholders' (deficit)/equity
Ordinary shares	¥ 11	$ 2